Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2018	2017	2016
A	16%	14%	15%
B	15%	17%
C	14%	12%	10%
D			19%
E	10%		10%